5 year summary - Summary of Five Year Financial Information (Detail) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2021 GBP (£) £ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 GBP (£) £ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 GBP (£) £ / shares	Dec. 31, 2018 GBP (£) £ / shares	Dec. 31, 2017 GBP (£) £ / shares
Disclosure Of Financial Information [Line Items]
Revenue		£ 7,244		£ 7,110		£ 7,874	£ 7,492	£ 7,341
Reported operating profit		1,884		1,525		2,101	1,964	1,905
Adjusted operating profit		2,210		2,076		2,491	2,346	2,284
Reported net profit attributable to RELX PLC shareholders		1,471		1,224		1,505	1,422	1,648
Adjusted net profit attributable to RELX PLC shareholders		£ 1,689		£ 1,543		£ 1,808	£ 1,674	£ 1,620
Reported earnings per ordinary share (pence) | (per share)	$ 0.763	£ 0.763	$ 0.635	£ 0.635	$ 0.774	£ 0.774
Adjusted earnings per ordinary share (pence) | £ / shares		0.876		0.801		0.930
RELX PLC [member]
Disclosure Of Financial Information [Line Items]
Reported earnings per ordinary share (pence) | £ / shares		0.763		0.635		0.774	£ 0.719	£ 0.816
Adjusted earnings per ordinary share (pence) | £ / shares		0.876		0.801		0.930	0.847	0.802
Dividend per ordinary share (pence) | £ / shares		£ 0.498		£ 0.470		£ 0.457	£ 0.421	£ 0.394